Other income (Tables)	12 Months Ended
Dec. 31, 2024
Other income
Schedule of other income

	For the year ended December 31,
	2022	2023	2024
	US$	US$	US$

Government grants	11,534	7,379	4,668
Others	5,971	2,326	1,387

Total	17,505	9,705	6,055